Related Party Transactions	12 Months Ended
Dec. 31, 2022
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Related Party Transactions
Note 31: Related Party Transactions
As of December 31, 2022, the Company’s principal shareholder, The Woodbridge Company Limited (“Woodbridge”), beneficially owned approximately 68% of the Company’s common shares.
Transactions with Woodbridge
From time to time, in the normal course of business, the Company enters transactions with Woodbridge and certain of its affiliates. These transactions involve providing and receiving product and service offerings and are not material to the Company’s results of operations or financial condition either individually or in the aggregate.

Transactions with YPL
In 2022, the Company received dividends from YPL of $87 million reflecting the Company’s portion of dividends related to its LSEG investment and $43 million in connection with YPL’s participation in LSEG’s share buyback program (see note 8).
In March 2021, the Company received proceeds of $994 million related to the sale of LSEG shares. This amount was distributed to the Company in the form of a dividend by YPL. In 2021, the Company also received dividends of $75 million from YPL, reflecting the Company’s portion of dividends related to its LSEG investment (see note 8).
Transactions with 3XSQ Associates
In 2022, the Company paid $6 million (2021 - $1 million) of rent to 3XSQ Associates, an equity method investment, for office space in the 3 Times Square building in New York, New York related to a lease that runs through December 2023.
In 2022, the Company contributed $10 million in cash pursuant to capital calls and made a $15 million in-kind
contribution representing the fair value of guarantees provided in connection with a $415 million loan facility obtained by 3XSQ Associates (see note 30). In 2021, the Company’s investment increased by $20 million due to capital contributions, of which $8 million was paid in 2022.
Transactions with the Refinitiv business of LSEG
On January 29, 2021, the Company and Blackstone’s consortium sold Refinitiv to LSEG in an all share transaction (see note 8). Prior to the sale to LSEG, Refinitiv was a related party of the Company. In 2021, prior to the date of the sale, the Company recorded revenues of $28 million related to its
30-year
n
ews
a
greement with the Refinitiv business of LSEG and $2 million of income related to a license permitting Refinitiv to use the “Reuters” mark. The Company’s
30-year
n
ews
a
greement with Refinitiv, now known as the Data & Analytics business of LSEG, continues under the same terms and conditions after the sale and is scheduled to run to 2048.
Transactions with other associates and joint ventures
In September 2021, the Company redeemed its ownership interest in an equity method investment and received proceeds of $13 million.
From time to time, the Company enters transactions with other associates and joint ventures. These transactions typically involve providing or receiving services in the normal course of business and are not material to the Company’s results of operations or financial condition either individually or in the aggregate.
Compensation of key management personnel
Key management personnel compensation, including directors, was as follows:

	Year ended December 31,

	2022	2021
Salaries and other benefits	24	45
Share-based payments	17	20
Total compensation	41	65
Key management personnel are comprised of the Company’s directors and executive officers.